Trade and Other Payables	12 Months Ended
Mar. 31, 2019
Trade And Other Current Payables [Abstract]
Trade and other payables
9.	Trade and other payables:

	March 31,	March 31,
	2019	2018

Trade payables	$3,002,341	$1,867,572
Accrued liabilities and other payables	3,319,546	2,773,043
Employee salaries and benefits payable	1,434,567	1,549,229
Short-term portions of long-term payables	762,785	558,045
	$8,519,239	$6,747,889

The Corporation’s exposure to foreign exchange and liquidity risks related to trade and other payables is presented in note 20 (b).